Goodwill and Intangible Assets - Schedule of Other Intangible Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 531.1	$ 539.8
Accumulated Amortization	(343.6)	(333.3)
Net	187.5	206.5
Tradename [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	173.5	174.1
Accumulated Amortization	(1.9)	(2.1)
Net	171.6	172.0
Customer Lists and Relationships [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	205.4	210.1
Accumulated Amortization	(190.2)	(177.0)
Net	$ 15.2	$ 33.1
Customer Lists and Relationships [Member] | Minimum [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Estimated Life Range (Years)	5 years	5 years
Customer Lists and Relationships [Member] | Maximum [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Estimated Life Range (Years)	15 years	15 years
Technology [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 152.2	$ 155.6
Accumulated Amortization	(151.5)	(154.2)
Net	$ 0.7	$ 1.4
Technology [Member] | Minimum [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Estimated Life Range (Years)	3 years	2 years
Technology [Member] | Maximum [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Estimated Life Range (Years)	4 years	7 years